Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Contingencies [Line Items]
Description of lawsuits concerning	Filed on July 15, 2024, by Art Block Investors, LLC et al., in the San Diego Superior Court (the “Court”), this unlawful detainer action seeks possession of premises occupied by NewSchool and recovery of $2,255,984.44 in past rent and common area maintenance (CAM) fees.
Description of recovered lawsuit	In addition, filed on September 6, 2024, in the San Diego Superior Court, Art Block Investors, LLC et al. alleges breach of contract and guaranty against NewSchool and Ambow Education Holdings Ltd., seeking $4,466,247.80, potentially offset by amounts recovered in the first lawsuit.
Minimum [Member]
Contingencies [Line Items]
Attorney’s fees and costs	$ 80,000
Maximum [Member]
Contingencies [Line Items]
Attorney’s fees and costs	$ 100,000